Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS
Entity Central Index Key	0000787441
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000060790 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Investor Class
Trading Symbol	MSYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$126	1.22%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	3.10%	2.93%	3.11%
Investor Class Shares - Excluding sales charges		7.39%	3.77%	3.58%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,393,191,127
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 5,572,802
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185554 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class R6
Trading Symbol	MSYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	7.96%	4.36%	4.01%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	2.03%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.27%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,393,191,127
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 5,572,802
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018688 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class I
Trading Symbol	MSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$73	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	7.90%	4.31%	4.00%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,393,191,127
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 5,572,802
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018687 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class C
Trading Symbol	MSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$203	1.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%	[3]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	5.62%	3.01%	2.81%
Class C Shares - Excluding sales charges		6.62%	3.01%	2.81%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,393,191,127
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 5,572,802
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018685 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class A
Trading Symbol	MASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was determined primarily by sector allocations. Relative returns benefited from a healthy debt capital market supported by a resilient U.S. economy, falling interest rates and tightening risk premiums, with holdings broadly diversified across interest rate, credit, and structure risk. Underweight exposure in agency mortgage-backed securities, as well as positioning among high-grade corporates, detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-agency mortgage credit	Overweight commercial mortgage obligations and seasoned credit risk transfers on valuations	Contributed
Non-agency commercial mortgage-backed securities	Overweight select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Asset-backed securities	Overweight seasoned auto loans and whole business loans	Contributed
High yield	Overweight higher-quality, short duration BB credits	Contributed
Emerging markets	Overweight select USD-denominated corporates and sovereigns in stable countries with improving fundamentals	Contributed
Agency mortgage-backed securities	Underweight exposure	Detracted
High-grade corporates	Underweight the sector, but overweight financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/1997	2.66%	3.02%	3.21%
Class A Shares - Excluding sales charges		7.49%	3.97%	3.69%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Morningstar Multisector Bond Category Average[2]		7.18%	3.55%	3.81%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 1997
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,393,191,127
Holdings Count | Holding	692
Advisory Fees Paid, Amount	$ 5,572,802
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,393,191,127%
Total number of portfolio holdings	692%
Total advisory fees paid	$5,572,802%
Portfolio turnover rate	136%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.2%
Mortgage-Backed Securities	25.7%
Asset-Backed Securities	15.5%
U.S. Government & Federal Agencies	14.2%
Short-Term Investments	6.9%
Foreign Government Bonds	5.2%
Loan Assignments	2.5%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/31/27-8/15/35	10.2%
Connecticut Avenue Securities Trust, 5.683%-13.547%, due 11/25/39-2/25/45	3.7%
UMBS, 30 Year, 2.00%-5.50%, due 3/1/52-2/1/55	2.6%
FHLMC STACR REMIC Trust, 5.383%-12.683%, due 9/25/41-1/25/50	2.1%
GNMA, (zero coupon)-4.50%, due 7/20/44-3/16/66	2.1%
FHLMC MSCR Trust, 6.483%-10.187%, due 5/25/44-11/25/51	1.7%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.6%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-4/15/33	1.3%
Multifamily Connecticut Avenue Securities Trust, 8.033%-13.047%, due 10/25/49-5/25/55	1.0%
U.S. Treasury Bonds, 4.75%-4.875%, due 8/15/45-8/15/55	0.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
As of February 28, 2025, Neil Moriarty, III, Lesya Paisley, Michael DePalma, Cameron White and Zachary Aronson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018689 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class A
Trading Symbol	MGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$88	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	3.87%	0.07%	1.43%
Class A Shares - Excluding sales charges		7.09%	0.99%	1.90%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,892,071,756
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 7,081,770
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments

C000018691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class C
Trading Symbol	MGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$192	1.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.86%	[5]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	4.88%	(0.07)%	0.85%
Class C Shares - Excluding sales charges		5.88%	(0.07)%	0.85%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,892,071,756
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 7,081,770
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments

C000018692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class I
Trading Symbol	MGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$62	0.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%	[6]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	7.26%	1.20%	2.15%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,892,071,756
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 7,081,770
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments

C000185556 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class R6
Trading Symbol	MGVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	7.35%	1.27%	1.70%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	0.81%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	2.10%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	0.79%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,892,071,756
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 7,081,770
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments

C000060791 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Investor Class
Trading Symbol	MGVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$115	1.11%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%	[7]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was affected primarily by yield curve positioning. Positive contributions came from overweight allocation to higher coupon bonds and to the housing sector. Detractors included underweight exposure to bonds maturing within 10 years, as well as credit and geographic positioning.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight allocation to higher coupon bonds, boosted by security selection	Contributed
Sector	Overweight allocation to housing, driven by security selection	Contributed
Maturity	Underweight allocation to bonds maturing within 10 years	Detracted
Credit rating	Underweight allocation to single A-rated credits, along with security selection	Detracted
Geography	Underweight allocation to the State of Illinois, along with security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.10%	(0.12)%	1.14%
Investor Class Shares - Excluding sales charges		6.77%	0.70%	1.61%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		7.80%	1.19%	3.08%
Morningstar Intermediate Core Bond Category Average[3]		6.10%	(0.11)%	1.87%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,892,071,756
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 7,081,770
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,892,071,756%
Total number of portfolio holdings	463%
Total advisory fees paid	$7,081,770%
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	91.9%
Corporate Bonds	7.1%
Short-Term Investment	1.8%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	(0.8)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	3.2%
State of California, 5.10%-7.60%, due 9/1/29-10/1/41	3.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.6%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.6%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.5%
Commonwealth of Massachusetts, 2.663%-5.50%, due 7/15/29-9/1/39	2.3%
City of Los Angeles, 3.258%-5.541%, due 5/15/30-6/1/37	2.3%
Idaho Housing & Finance Association, 5.128%-6.50%, due 1/1/35-1/1/65	2.2%
CommonSpirit Health, 4.825%, due 9/1/35	2.2%
New York City Transitional Finance Authority, 2.40%-5.65%, due 11/1/30-11/1/35	1.9%
* Excluding short-term investments

C000221691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MHHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.90%	4.58%	4.28%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.18%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	4.67%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000060792 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	MHHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.68%	3.86%	4.61%
Investor Class Shares - Excluding sales charges		5.92%	4.71%	5.10%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000127160 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R6
Trading Symbol	MHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	6.61%	5.29%	5.60%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000166835 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R3
Trading Symbol	MHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	2/29/2016	5.81%	4.53%	5.59%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.81%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	6.67%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.55%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000057099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R2
Trading Symbol	MHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	6.06%	4.79%	5.12%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000018696 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class I
Trading Symbol	MHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	6.43%	5.15%	5.47%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000018695 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class C
Trading Symbol	MYHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.91%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	4.00%	3.91%	4.29%
Class C Shares - Excluding sales charges		4.99%	3.91%	4.29%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000018693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class A
Trading Symbol	MHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	1.20%	3.89%	4.72%
Class A Shares - Excluding sales charges		5.96%	4.85%	5.20%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., (zero coupon)-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000018697 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	Class A
Trading Symbol	MMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares	1/3/1995	3.99%	2.80%	1.78%
Average Lipper Money Market Fund[1]		4.08%	2.88%	1.88%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 557,572,360
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,181,559
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

C000018699 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	Class C
Trading Symbol	MSCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$81	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%	[8]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares	9/1/1998	3.69%	2.60%	1.61%
Average Lipper Money Market Fund[1]		4.08%	2.88%	1.88%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 557,572,360
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,181,559
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

C000060793 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	Investor Class
Trading Symbol	MKTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$81	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%	[9]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares	2/28/2008	3.70%	2.60%	1.61%
Average Lipper Money Market Fund[1]		4.08%	2.88%	1.88%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 557,572,360
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,181,559
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

C000221692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	SIMPLE Class
Trading Symbol	MIPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by movements in short-term interest rates, yield-curve dynamics and the spread relationship between commercial paper, repurchase agreements and Treasury bills. The Fund benefited from overweight exposure to Tier 1 commercial paper and tri-party repurchase agreements, both of which outperformed the Treasury sector. The most significant detractor was an underweight position in U.S. Treasury securities, maintained to fund these overweight allocations.
The following table outlines the key factors (securities, sectors, industries, and/or market events) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Commercial paper	Overweight relative to the Index	Contributed
Tri-party repo	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration relative to the Index	Contributed
Treasury allocation	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	4.04%	2.78%	2.69%
Average Lipper Money Market Fund[1]		4.08%	2.88%	2.78%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 557,572,360
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,181,559
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$557,572,360
Total number of portfolio holdings	24
Total advisory fees paid	$2,181,559

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	37.7%
Repurchase Agreements	31.7%
U.S. Treasury Debt	30.6%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

C000060794 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Investor Class
Trading Symbol	MKINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.26%	0.13%	2.02%
Investor Class Shares - Excluding sales charges		3.86%	0.95%	2.49%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,057,066,192
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 37,035,843
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments

C000185560 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class R6
Trading Symbol	MTBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	4.13%	1.29%	1.73%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.57%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	1.24%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,057,066,192
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 37,035,843
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments

C000082082 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class I
Trading Symbol	MTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/21/2009	4.19%	1.24%	2.77%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 21, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,057,066,192
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 37,035,843
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments

C000221693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class C2
Trading Symbol	MTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	2.36%	0.55%	0.43%
Class C2 Shares - Excluding sales charges		3.36%	0.55%	0.43%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	1.07%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	0.87%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,057,066,192
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 37,035,843
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments

C000018702 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class C
Trading Symbol	MTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	2.62%	0.70%	2.24%
Class C Shares - Excluding sales charges		3.62%	0.70%	2.24%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,057,066,192
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 37,035,843
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments

C000018700 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class A
Trading Symbol	MTBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index was affected primarily by security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained overweight exposure to longer-maturity bonds, finding value at the long end of the curve, which appeared relatively cheap versus historical levels and compared with other asset classes.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, supported by security selection	Contributed
Credit rating	Slight overweight allocation to lower-investment-grade bonds, driven by security selection	Contributed
Geography	Overweight exposure to holdings from the state of Alabama, due to security selection	Contributed
Coupon	Underweight allocation to 5.0%–5.25% coupon bonds, weakened by security selection	Detracted
Sector	Underweight allocation to state general obligation holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	0.81%	0.08%	2.04%
Class A Shares - Excluding sales charges		3.93%	1.01%	2.51%
Bloomberg Municipal Bond Index[1]		4.17%	1.16%	2.42%
Morningstar Muni National Long Category Average[2]		3.22%	1.03%	2.25%
1.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,057,066,192
Holdings Count | Holding	1,075
Advisory Fees Paid, Amount	$ 37,035,843
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,057,066,192%
Total number of portfolio holdings	1,075%
Total advisory fees paid	$37,035,843%
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments
Top States
California	13.5%
New York	12.9%
Texas	10.3%
Illinois	6.6%
Alabama	5.4%
Florida	5.3%
Georgia	3.5%
Pennsylvania	3.0%
Utah	2.4%
Colorado	2.3%
Other	34.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.5%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	2.3%
California Community Choice Financing Authority, 3.67%-5.25%, due 2/1/52-11/1/55	2.2%
Black Belt Energy Gas District, 3.87%-5.50%, due 10/1/35-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 7/15/39-5/1/53	2.0%
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-7/1/54	1.8%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/64	1.6%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.6%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/59	1.6%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.5%
* Excluding short-term investments

C000018703 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Class A
Trading Symbol	MCOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	8.11%	7.51%	9.07%
Class A Shares - Excluding sales charges		14.40%	8.73%	9.69%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,587,609,176
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 7,950,593
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments

C000018705 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Class C
Trading Symbol	MCCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.91%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	12.21%	7.68%	8.66%
Class C Shares - Excluding sales charges		13.21%	7.68%	8.66%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,587,609,176
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 7,950,593
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments

C000087595 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Class I
Trading Symbol	MCNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$65	0.61%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%	[10]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/28/2008	14.72%	9.07%	10.04%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,587,609,176
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 7,950,593
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments

C000060795 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Investor Class
Trading Symbol	MCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.16%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. Convertible Index was determined primarily by security selection. Relative returns benefited from selection in utilities (NRG Energy). Lack of exposure to some strong-performing industrials bonds detracted from the Fund's performance, as did overweight exposure to health care and to higher-quality credit, both of which underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Advanced on in-line earnings and increased power-generation capacity	Contributed
Seagate Technology	Advanced on expectations for stronger AI-related data-storage demand	Contributed
Mirum Pharmaceuticals	Advanced on stronger sales and increased full-year guidance	Contributed
Bloom Energy	Significant underweight	Detracted
Rocket Lab	Lack of exposure	Detracted
Integer Holdings	Declined on mixed results and lowered near-term sales-growth expectations	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.41%	7.38%	8.86%
Investor Class Shares - Excluding sales charges		14.12%	8.49%	9.48%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. Convertible Index[2]		22.32%	9.32%	11.04%
Morningstar Convertibles Category Average[3]		20.68%	7.56%	9.63%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,587,609,176
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 7,950,593
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,587,609,176%
Total number of portfolio holdings	106%
Total advisory fees paid	$7,950,593%
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	85.7%
Convertible Preferred Stocks	9.2%
Short-Term Investments	6.3%
Other Assets, Less Liabilities	(1.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Seagate HDD Cayman, 3.50%, due 6/1/28	2.7%
Welltower OP LLC, 3.125%, due 7/15/29	2.6%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	1.9%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	1.8%
Tetra Tech, Inc., 2.25%, due 8/15/28	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
Western Digital Corp., 3.00%, due 11/15/28	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
PG&E Corp., 4.25%, due 12/1/27	1.6%
* Excluding short-term investments

C000221696 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	SIMPLE Class
Trading Symbol	MTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$136	1.28%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	13.15%	7.69%	6.72%
MSCI World Index (Net)[1]		22.02%	15.58%	13.58%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	(0.32)%
Blended Benchmark Index[3]		15.56%	9.18%	8.00%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	7.71%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,070,398,871
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 6,519,405
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060796 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Investor Class
Trading Symbol	MTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$137	1.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.28%	[11]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	10.26%	7.26%	5.73%
Investor Class Shares - Excluding sales charges		13.09%	7.80%	6.33%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,070,398,871
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 6,519,405
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185564 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class R6
Trading Symbol	MTODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	13.79%	8.42%	7.00%
MSCI World Index (Net)[1]		22.02%	15.58%	11.78%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	2.03%
Blended Benchmark Index[3]		15.56%	9.18%	8.05%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.51%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,070,398,871
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 6,519,405
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018709 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class I
Trading Symbol	MTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	13.70%	8.32%	6.79%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,070,398,871
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 6,519,405
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018708 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class C
Trading Symbol	MCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$216	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.03%	[12]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	11.24%	7.00%	5.54%
Class C Shares - Excluding sales charges		12.24%	7.00%	5.54%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,070,398,871
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 6,519,405
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018706 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class A
Trading Symbol	MTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2025 was affected primarily by security selection on the equity side, and by sector allocation and security selection on the fixed income side. Among equities, performance benefited from positions in health care and energy but was challenged by positions in communication services and consumer discretionary, and by negative exposures to growth and market sensitivity. Among fixed-income positions, several factors enhanced relative returns, with positions benefiting from a healthy debt capital market, broadly diversified exposure that produced a premium yield above the market at a discount dollar price, a curve-flattening bias, and overweight exposure to mortgage and consumer credit.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Health care	Security selection in pharmaceuticals and health care providers	Contributed
Energy	Security selection in oil, gas and consumable fuel stocks	Contributed
Communication services	Underweight exposure to Alphabet and exposure to Omnicom	Detracted
Consumer discretionary	Lack of exposure to Tesla and Amazon, and exposure to Restaurant Brands	Detracted
Fixed Income
Non-agency mortgage credit	Overweight exposure to CMOs and seasoned credit risk transfers on valuations	Contributed
Non-agency CMBS	Overweight exposure to select SASB (single asset single borrower) and conduits with diversified property collateral	Contributed
Agency MBS	Underweight exposure	Detracted
High-grade corporates	Underweight exposure to the sector, but overweight exposure to financials and utilities	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	9.99%	7.39%	5.93%
Class A Shares - Excluding sales charges		13.39%	8.04%	6.53%
MSCI World Index (Net)[1]		22.02%	15.58%	11.79%
Bloomberg U.S. Aggregate Bond Index[2]		6.16%	(0.24)%	1.90%
Blended Benchmark Index[3]		15.56%	9.18%	7.97%
Morningstar Global Moderate Allocation Category Average[4]		13.81%	8.65%	6.59%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,070,398,871
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 6,519,405
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,070,398,871%
Total number of portfolio holdings	581%
Total advisory fees paid	$6,519,405%
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	59.7%
Mortgage-Backed Securities	11.9%
Corporate Bonds	11.0%
U.S. Government & Federal Agencies	8.4%
Asset-Backed Securities	4.5%
Short-Term Investments	1.5%
Foreign Government Bonds	0.9%
Loan Assignments	0.4%
Other Assets, Less Liabilities	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.50%-4.25%, due 10/15/28-8/15/35	3.2%
GNMA, (zero coupon)-7.801%, due 7/20/44-3/16/66	2.7%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.3%
Broadcom, Inc.	1.5%
Microsoft Corp.	1.4%
Dell Technologies, Inc.	1.4%
UMBS Pool, 30 Year, 2.00%-6.00%, due 3/1/52-8/1/55	1.4%
Cisco Systems, Inc.	1.4%
International Business Machines Corp.	1.3%
Hewlett Packard Enterprise Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2024:
Effective April 16, 2025, Jae S. Yoon and Poul Kristensen no longer serve as portfolio managers of the Fund. As of April 16, 2025, Migene S. Kim and Jonathan Swaney are New York Life Investment Management LLC’s portfolio managers for the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 27, 2026, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018710 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	MGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$121	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%	[13]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	6.26%	1.82%	3.52%
Class A Shares - Excluding sales charges		11.27%	2.76%	4.00%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,683,848
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 691,247
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments

C000018712 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	MHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$236	2.25%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.25%	[14]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	9.21%	1.58%	2.90%
Class C Shares - Excluding sales charges		10.21%	1.58%	2.90%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,683,848
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 691,247
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments

C000052120 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	MGHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$90	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%	[15]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	8/31/2007	11.58%	3.06%	4.29%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,683,848
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 691,247
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments

C000060797 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	MGHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$157	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%	[16]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was determined primarily by relative duration positioning, country selection and security selection. Idiosyncratic stories dominated, with the distressed rally having largely played out. In terms of country selection, the Fund’s most important active positions included overweight positions in Barbados and Ivory Coast, both of which added to relative returns; underweight exposure in Bolivia, which was also additive; and underweight positions in Asia, Gulf countries and Lebanon, which detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Security selection in Venezuela	Overweight exposure to PDVSA bonds relative to no position in the sovereign issuer	Contributed
Investments in euro- denominated issues	Yield advantage from select euro-denominated, currency-hedged issues	Contributed
Duration positioning	Duration hedging concentrated in 10-year U.S. Treasury securities, which underperformed shorter maturities	Detracted
Underweight in Lebanon	A laggard in the 2023-2024 distressed rally that saw limited recovery based on rumors of an IMF agreement	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	6.43%	1.50%	3.18%
Investor Class Shares - Excluding sales charges		10.86%	2.34%	3.66%
JPMorgan EMBI Global Diversified Index[1]		12.76%	2.71%	4.13%
Morningstar Emerging Markets Bond Category Average[2]		11.65%	3.32%	4.12%
1.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 138,683,848
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 691,247
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$138,683,848%
Total number of portfolio holdings	148%
Total advisory fees paid	$691,247%
Portfolio turnover rate	104%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments
Top Countries
Mexico	7.1%
Colombia	6.9%
Brazil	6.2%
Hungary	5.0%
Dominican Republic	4.7%
Argentina	4.4%
Romania	4.4%
Saudi Arabia	3.8%
Turkey	3.6%
Panama	3.6%
Other	50.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Mexico Government Bond, 3.50%-6.625%, due 5/19/33-10/12/2110	7.1%
Colombia Government Bond, 7.375%-8.75%, due 4/25/30-11/7/54	6.5%
Brazil Government Bond, 4.75%-7.25%, due 3/18/31-1/12/56	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	4.7%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.25%-7.125%, due 2/17/28-10/7/45	4.4%
Hungary Government Bond, 2.125%-7.625%, due 6/16/29-3/29/41	3.9%
Saudi Government Bond, 2.25%-4.50%, due 2/2/33-2/2/61	3.8%
Panama Government Bond, 3.87%-9.375%, due 4/1/29-7/23/60	3.6%
Egypt Government Bond, 7.50%-8.875%, due 5/29/32-2/16/61	3.0%
* Excluding short-term investments

C000060799 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Investor Class
Trading Symbol	MCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(8.72)%	10.05%	9.24%
Investor Class Shares - Excluding sales charges		(3.91)%	11.18%	9.86%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 506,034,970
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,927,553
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments

C000179143 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class R6
Trading Symbol	MCSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	(3.38)%	6.23%
Russell 3000®Index[1]		20.81%	11.70%
S&P 500®Index[2]		21.45%	13.15%
Morningstar Large Blend Category Average[3]		17.61%	10.54%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 506,034,970
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,927,553
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%

C000018722 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class I
Trading Symbol	MSOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.67%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/28/2004	(3.44)%	11.71%	10.41%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 28, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 506,034,970
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,927,553
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments

C000018721 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class C
Trading Symbol	MGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.91%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(5.56)%	10.34%	9.04%
Class C Shares - Excluding sales charges		(4.61)%	10.34%	9.04%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 506,034,970
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,927,553
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments

C000018719 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class A
Trading Symbol	MSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.92%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the S&P 500® Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from underweight allocations to health care, energy and consumer staples. The most significant detractors were security selections in industrials and information technology, and overweight allocation to materials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Underweight allocation	Contributed
Energy	Underweight allocation	Contributed
Consumer staples	Underweight allocation	Contributed
Industrials	Weak security selection	Detracted
Information technology	Weak security selection, underweight allocation	Detracted
Materials	Overweight allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(8.97)%	10.17%	9.51%
Class A Shares - Excluding sales charges		(3.67)%	11.42%	10.13%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
S&P 500®Index[2]		21.45%	17.64%	14.64%
Morningstar Large Blend Category Average[3]		17.61%	15.77%	13.04%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 506,034,970
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,927,553
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$506,034,970%
Total number of portfolio holdings	33%
Total advisory fees paid	$2,927,553%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.7%
Insurance	10.2%
Machinery	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	7.4%
Software	7.2%
Household Durables	5.5%
Banks	4.2%
Capital Markets	4.1%
Specialty Retail	4.1%
Other	30.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.0%
Amphenol Corp., Class A	5.5%
NVR, Inc.	5.5%
Markel Group, Inc.	5.3%
Progressive Corp. (The)	4.9%
PACCAR, Inc.	4.5%
M&T Bank Corp.	4.2%
O'Reilly Automotive, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Copart, Inc.	4.0%
* Excluding short-term investments

C000018724 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class A
Trading Symbol	MLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$107	0.94%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%	[17]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	7/1/1995	19.46%	15.13%	15.75%
Class A Shares - Excluding sales charges		26.41%	16.44%	16.41%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000018726 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class C
Trading Symbol	MLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$209	1.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.85%	[18]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/2005	24.43%	15.37%	15.38%
Class C Shares - Excluding sales charges		25.27%	15.37%	15.38%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000018727 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$79	0.69%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%	[19]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/1/2005	26.75%	16.72%	16.69%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000018728 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R1
Trading Symbol	MLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R1	$90	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%	[20]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R1 Shares	4/1/2005	26.66%	16.61%	16.57%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000018729 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R2
Trading Symbol	MLRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R2	$118	1.04%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%	[21]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	4/1/2005	26.36%	16.33%	16.28%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000030958 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R3
Trading Symbol	MLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$146	1.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.29%	[22]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R3 Shares	4/28/2006	26.09%	16.03%	16.00%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000127162 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	MLRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$71	0.63%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%	[23]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	26.83%	16.81%	16.79%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000060800 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MLINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$125	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%	[24]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	19.98%	15.07%	15.59%
Investor Class Shares - Excluding sales charges		26.29%	16.26%	16.25%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Growth Index[2]		30.52%	19.24%	18.28%
S&P 500®Index[3]		21.45%	17.64%	14.64%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	15.36%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000221700 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	SIMPLE Class
Trading Symbol	MLRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$134	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.18%	[25]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was determined by both sector allocation effect and security selection. Positive contributions to relative performance came from portfolio positioning in the consumer staples, real estate and consumer discretionary sectors, while positioning in health care, financials and information technology detracted. Positive security selection was most impactful in industrials and communication services, while security selection in information technology and financials detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Strong security selection	Contributed
Consumer staples	Lack of exposure	Contributed
Real estate	Underweight exposure	Contributed
Information technology	Underweight exposure and security selection	Detracted
Financials	Overweight exposure and security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	26.16%	16.06%	13.55%
Russell 3000®Index[1]		20.81%	16.74%	14.84%
Russell 1000® Growth Index[2]		30.52%	19.24%	16.68%
S&P 500®Index[3]		21.45%	17.64%	15.55%
Morningstar Large Growth Category Average[4]		25.79%	15.03%	13.02%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,337,624,546
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 83,498,256
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,337,624,546%
Total number of portfolio holdings	42%
Total advisory fees paid	$83,498,256%
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments
Top Industries
Software	19.1%
Semiconductors & Semiconductor Equipment	17.5%
Interactive Media & Services	9.8%
Broadline Retail	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Entertainment	5.3%
Financial Services	4.6%
IT Services	4.3%
Health Care Equipment & Supplies	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Apple, Inc.	5.8%
Broadcom, Inc.	5.7%
Alphabet, Inc., Class C	5.4%
Meta Platforms, Inc., Class A	4.4%
Netflix, Inc.	3.0%
Snowflake, Inc., Class A	2.8%
Oracle Corp.	2.6%
* Excluding short-term investments

C000060801 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Investor Class
Trading Symbol	MSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.23%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.63%	11.88%	9.98%
Investor Class Shares - Excluding sales charges		6.98%	13.04%	10.60%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 933,860,660
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 6,279,473
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments

C000185571 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class R6
Trading Symbol	MMPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$73	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%	[26]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	7.56%	7.59%
Russell 3000®Index[1]		20.81%	11.70%
Russell 1000® Value Index[2]		11.15%	8.34%
Morningstar Large Value Category Average[3]		10.51%	8.74%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 933,860,660
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 6,279,473
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments

C000018733 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class I
Trading Symbol	MUBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$73	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%	[27]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/21/1971	7.54%	13.68%	11.18%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 21, 1971
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 933,860,660
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 6,279,473
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments

C000018732 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class C
Trading Symbol	MMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.98%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	6/9/1999	5.16%	12.19%	9.78%
Class C Shares - Excluding sales charges		6.16%	12.19%	9.78%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 09, 1999
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 933,860,660
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 6,279,473
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments

C000018730 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class A
Trading Symbol	MAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the Russell 1000® Value Index was determined by both security selection and sector allocation. The strongest contributions to relative performance came from security selections in communication services and utilities. The most significant detractors were security selections in consumer discretionary and financials.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection	Contributed
Communication services	Security selection	Contributed
Financials	Security selection	Detracted
Consumer discretionary	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/9/1999	1.30%	12.04%	10.24%
Class A Shares - Excluding sales charges		7.20%	13.32%	10.86%
Russell 3000®Index[1]		20.81%	16.74%	14.08%
Russell 1000® Value Index[2]		11.15%	14.28%	9.97%
Morningstar Large Value Category Average[3]		10.51%	14.46%	10.09%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 09, 1999
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 933,860,660
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 6,279,473
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$933,860,660%
Total number of portfolio holdings	65%
Total advisory fees paid	$6,279,473%
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments
Top Industries
Pharmaceuticals	10.6%
Banks	8.5%
Capital Markets	8.4%
Insurance	8.0%
Oil, Gas & Consumable Fuels	7.3%
Interactive Media & Services	4.8%
Health Care Providers & Services	4.1%
Multi–Utilities	3.2%
Communications Equipment	3.1%
Specialty Retail	3.0%
Other	39.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	4.8%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Merck & Co., Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Cisco Systems, Inc.	2.2%
Sempra	1.9%
Pfizer, Inc.	1.8%
American International Group, Inc.	1.8%
Archer-Daniels-Midland Co.	1.8%
* Excluding short-term investments

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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